SCHEDULE OF SHARE CAPITAL (Details) (Paranthetical) - USD ($)						12 Months Ended
		Jan. 27, 2025	Jan. 23, 2025	Dec. 20, 2024	May 27, 2024	Mar. 31, 2025		Mar. 31, 2024		Jul. 15, 2025	Jan. 21, 2025	Sep. 30, 2024	Aug. 31, 2024	Aug. 03, 2024	Jul. 31, 2024	Jul. 26, 2024	Jul. 15, 2024	Jul. 14, 2024	May 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Mar. 31, 2022	Jul. 31, 2021
IfrsStatementLineItems [Line Items]
Number of shares issued				2,347,134							731,707
Par value per share			$ 0.00005	$ 2.17
Share Capital		$ 130				$ 1,150		$ 477
Number of shares outstanding		2,587,500		2,583,820
Borrowings, interest rate basis				1:1
Notional amount				$ 4,350,000		4,117,648								$ 1,000,000
Interest payable				751,781				347,342			$ 3,530,019
Convertible loan notes				$ 5,101,781		$ 0				$ 4,350,000	$ 3,000,000
Number of converted shares issued				2,347,134
Proceeds from issue initial public offering			2,250,000
Share price		$ 4.10	$ 4.10			$ 2.098
Other expense by nature		$ 1,383,750	$ 9,225,000					$ 1,432,343
Proceeds from issue of preference shares		$ 1,261,969	$ 7,747,756
Proceeds from issue initial public offering		337,500
Deferred IPO expenses		$ 1,432,343
Share capital premium		9,176,277
Non adjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding				2,583,820
Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Loan amount												$ 3,000,000.0
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											731,707
Number of shares outstanding				2,583,820
Ordinary shares [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					5,086							731,707							5,086
Capital reserve					$ 1,940,858
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			2,250,000																4,170,520
Share Capital																			$ 8,000,000.0
Number of shares outstanding																			4,170,520
Warrants [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					10,172														10,172
Issued capital [member]
IfrsStatementLineItems [Line Items]
Capital reserve					$ 1,346,800
Number of shares outstanding						22,993,763
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	6,869,960
Par value per share																$ 0.00005
Share Capital																$ 50,000
Number of shares authorised																960,000,000
Other expense by nature		$ 10,608,750
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	1,291,910						3,000
Par value per share																$ 0.00005
Number of shares authorised																40,000,000
Number of shares outstanding				2,583,820		0
Employee [member]
IfrsStatementLineItems [Line Items]
Number of shares issued													1,003,680
Diginex Solutions (HK) Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares post recapitalization					4,170,520
Par value per share						$ 0.00005
Capital reserve					$ 8,000,000
Number of shares outstanding						410
Diginex Solutions (HK) Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding																		16,756
Diginex Solutions (HK) Limited [member] | Ordinary shares [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Allotment of shares					5,086
Diginex Solutions (HK) Limited [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued															4,170,520
Capital reserve					$ 6,653,200
Number of shares outstanding																		10,172
Diginex Solutions (HK) Limited [member] | Warrants [member] | Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					10,172
Diginex Solutions (HK) Limited [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						19,907	[1]	11,626	[1]													314
Number of shares post recapitalization																						257,480
Diginex Solutions (HK) Limited [member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	[1]							3,000
Diginex Solutions (HK) Limited [member] | Employee [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																				44	44
Number of shares post recapitalization																				36,080	36,080
Diginex Group [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																	410
Par value per share																	$ 0.0001

[1]	In September 2024, the Company converted all issued Preferred Shares of DSL into ordinary shares of DSL at a ratio of 1 preferred share to 1 ordinary share.